Trading revenues	6 Months Ended
Jun. 30, 2014
Trading revenues
8 Trading revenues

in	6M14	6M13
Trading revenues (CHF million)
Interest rate products	4,120	595
Foreign exchange products	(2,352)	897
Equity/index-related products	(488)	479
Credit products	(810)	(44)
Commodity, emission and energy products	46	191
Other products	235	46
Total	751	2,164
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.